Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
File Registration No.: 333-105659

SCHRODER SERIES TRUST
SCHRODER CAPITAL FUNDS (DELAWARE)
SCHRODER GLOBAL SERIES TRUST

Supplement dated November 3, 2006 to
Statements of Additional Information dated August 30, 2006

With this supplement, the Statements of Additional Information of Schroder Series Trust, Schroder Capital Funds (Delaware), and Schroder Global Series Trust (each, a ‘‘Trust’’ and together, the ‘‘Trusts’’) are updated to reflect new Trustee information.

Effective November 1, 2006, Messrs. William L. Means and James D. Vaughn and Ms. Catherine A. Mazza were elected by shareholders as Trustees of Schroder Series Trust and Messrs. Peter E. Guernsey, William L. Means and James D. Vaughn and Ms. Catherine A. Mazza were elected by shareholders as Trustees of Schroder Global Series Trust. Ms. Mazza was not previously a Trustee of Schroder Series Trust and Messrs. Peter E. Guernsey and William L. Means were not previously Trustees of Schroder Global Series Trust. Effective November 1, 2006, Ms. Mazza will also serve as Chairman of Schroder Series Trust and Schroder Capital Funds (Delaware) and she is currently the Chairman of Schroder Global Series Trust.

Effective November 1, 2006, Messrs. Peter L. Clark, David N. Dinkins, John I. Howell, Clarence F. Michalis and Hermann C. Schwab for Schroder Series Trust and Schroder Capital Funds (Delaware) and Messrs. Howell and Michalis for Schroder Global Series Trust resigned as Trustees of such Trusts.

Management of the Trusts

The table setting forth Disinterested Trustee information in the ‘‘Management of the Trust’’ section of each Statement of Additional Information is hereby amended to reflect the addition of the following information:

Name, Age and Address of Interested Trustee	Position(s) Held with Trust(s)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Outside of Schroders Fund Complex
Peter E. Guernsey, 85 875 Third Avenue, 22nd Fl. New York, NY 10022	Trustee	Indefinite since 1993 (Schroder Series Trust), since 1975 (Schroder Capital Funds (Delaware)), and since 2006 (Schroder Global Series Trust)	Trustee of Schroder Series Trust, Schroder Capital Funds (Delaware), and Schroder Global Series Trust. Retired. Formerly, Senior Vice President, Marsh & McLennan, Inc. (insurance services).	11	None
William L. Means, 70 875 Third Avenue, 22nd Fl. New York, NY 10022	Trustee	Indefinite since 1997 (Schroder Series Trust and Schroder Capital Funds (Delaware)), since 2006 (Schroder Global Series Trust)	Trustee of Schroder Series Trust, Schroder Capital Funds (Delaware), and Schroder Global Series Trust. Retired.	11	None

The table setting forth Interested Trustee information in the ‘‘Management of the Trust’’ section of each Statement of Additional Information is hereby amended to reflect the addition of the following information:

Name, Age and Address of Interested Trustee	Position(s) Held with Trust(s)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Outside of Schroders Fund Complex
Catherine A. Mazza, 46* 875 Third Avenue, 22nd Fl. New York, NY 10022	Trustee and Chairman	Indefinite since 2006 (Schroder Series Trust and Schroder Capital Funds (Delaware)), and since 2003 (Schroder Global Series Trust)	Trustee and Chairman of Schroder Series Trust, Schroder Capital Funds (Delaware), and Schroder Global Series Trust; Senior Vice President, Schroders; President and Director, Schroder Fund Advisors Inc. Formerly, President and Chief Executive Officer, Schroder Capital Funds (Delaware) and Schroder Series Trust.	11	None

*	Ms. Mazza is an ‘‘interested person’’ (as defined in the 1940 Act) of each Trust. She is an ‘‘interested person’’ due to her status as an officer and employee of Schroders and its affiliates.

The ‘‘Officers’’ table in the ‘‘Management of the Trust’’ section of the Statements of Additional Information is hereby amended to include the following information:

Name, Age and Address of Officer	Position(s) Held with Trust(s)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Catherine A. Mazza, 46 875 Third Avenue, 22nd Fl. New York, NY 10022	Trustee and Chairman	Indefinite since 2006 (Schroder Series Trust and Schroder Capital Funds (Delaware)), and since 2003 (Schroder Global Series Trust)	Trustee and Chairman of Schroder Series Trust, Schroder Capital Funds (Delaware), and Schroder Global Series Trust; Senior Vice President, Schroders; President and Director, Schroder Fund Advisors Inc. Formerly, President and Chief Executive Officer, Schroder Capital Funds (Delaware) and Schroder Series Trust.

The ‘‘Certain Affiliations’’ table in the ‘‘Management of the Trust’’ section of the Statements of Additional Information is hereby amended to include the following information:

Name	Positions Held with Affiliated Persons or Principal Underwriters of the Trust
Catherine A. Mazza	Trustee and Chairman of Schroder Series Trust, Schroder Capital Funds (Delaware), and Schroder Global Series Trust; Senior Vice President, Schroders; President and Director, Schroder Fund Advisors Inc. Formerly, President and Chief Executive Officer, Schroder Capital Funds (Delaware) and Schroder Series Trust.

The ‘‘Securities Ownership’’ table of the ‘‘Management of the Trust’’ section of each Statement of Additional Information is hereby amended to include the following information:

Name of Trustee	Fund	Dollar Range of Equity Securities in Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
		Ranges: None $1-$10,000 $10,001-$50,000 $50,001-$100,000 Over $100,000	Ranges: None $1-$10,000 $10,001-$50,000 $50,001-$100,000 Over $100,000
Disinterested Trustees
Peter E. Guernsey			None
	Schroder North American Equity Fund	None
William L. Means			$1-$10,000
	Schroder North American Equity Fund	None
Interested Trustee
Catherine A. Mazza			Over $100,000
	Schroder Emerging Market Equity Fund	None
	Schroder International Diversified Value Fund	None
	Schroder U.S. Small and Mid Cap Opportunities Fund	None
	Schroder Enhanced Income Fund	None
	Schroder Strategic Bond Fund	None
	Schroder Total Return Fixed Income Fund	None
	Schroder Municipal Bond Fund	None
	Schroder Short-Term Municipal Bond Fund	None
	Schroder International Alpha Fund	None
	Schroder U.S. Opportunities Fund	None

*	For these purposes, Schroder Series Trust, Schroder Global Series Trust and Schroder Capital Funds (Delaware) are considered part of the same ‘‘Family of Investment Companies.’’

The ‘‘Trustee's Compensation’’ sub-section of the ‘‘Management of the Trust’’ section of each Statement of Additional Information is hereby amended to include the following information:

The Trusts enacted a retirement plan on March 7, 2006. The retirement plan provides for a mandatory retirement age of 75 for Trustees. Under the retirement plan, any existing Trustee of a Trust who was over the age of 75 at the time of the enactment of the retirement plan could retire on October 31, 2006 and be granted Emeritus status or remain a Trustee until October 31, 2008. Effective November 1, 2006, Messrs. Dinkins, Howell, Michalis, and Schwab from Schroder Series Trust and Messrs. Howell and Michalis from Schroder Global Series Trust, became Trustees Emeritus of the respective Trust. Trustees Emeritus will each receive an annual stipend through October 31, 2008 of $15,000. Mr. Clark, an Interested Trustee, resigned on October 31, 2006, but did not become a Trustee Emeritus of Schroder Series Trust or Schroder Capital Funds (Delaware) (he was not a Trustee of Schroder Global Series Trust).